Subsequent event (Details)		3 Months Ended		12 Months Ended
		Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 24, 2016 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount				$ 45,000,000
Ratio Of Consolidated Indebtedness To Consolidated Capitalization Maximum				60.00%
Ratio of Consolidated EBITDAX To Consolidated Interest Minimum				2.5
Letters of credit issued				$ 233,000,000
Subsequent Event
Subsequent Event [Line Items]
Payments for (Proceeds from) other agreements		$ 239,000,000
Debt Instrument, Repurchased Face Amount					$ 51,000,000
Ratio Of Consolidated Indebtedness To Consolidated Capitalization Maximum			60.00%
Ratio of Consolidated EBITDAX To Consolidated Interest Minimum			2.5
Letters of credit issued		164,000,000
5.250% Senior Notes due 2017
Subsequent Event [Line Items]
Long-term Debt	[1]			355,000,000		$ 400,000,000
5.250% Senior Notes due 2017 | Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount		$ 87,000,000
Debt instrument stated interest rate		5.25%
Credit Facility Agreement
Subsequent Event [Line Items]
Long-term Debt	[1]			$ 265,000,000		$ 280,000,000
Credit Facility Agreement | Subsequent Event
Subsequent Event [Line Items]
Long-term Debt	[1]				$ 110,000,000
Revolving Credit Facility [Member] | Subsequent Event
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,200,000,000.0
Line of Credit Facility, Maximum Borrowing Capacity during Collateral Period			$ 1,025,000,000
Collateral Trigger Period [Member] | Subsequent Event
Subsequent Event [Line Items]
Limit On Consolidated Indebtedness to Consolidated EBITDAX			3.00
Minimum Current Ratio			1.0
After December 31, 2017 [Member] | Collateral Trigger Period [Member] | Subsequent Event
Subsequent Event [Line Items]
Maximum Limit On Consolidated Secure Indebtedness to Consolidated EBITDAX			3.00
Prior to December 31, 2016 [Member] | Subsequent Event
Subsequent Event [Line Items]
Limit On Consolidated Indebtedness to Consolidated EBITDAX			4.50
Before December 31, 2017 [Member] | Collateral Trigger Period [Member] | Subsequent Event
Subsequent Event [Line Items]
Maximum Limit On Consolidated Secure Indebtedness to Consolidated EBITDAX			3.25
After December 31, 2016 [Member] | Subsequent Event
Subsequent Event [Line Items]
Limit On Consolidated Indebtedness to Consolidated EBITDAX			4.00
Piceance Basin Transportation obligation [Member] | Subsequent Event
Subsequent Event [Line Items]
Other Commitment		$ 400,000,000

[1]	Interest paid on debt totaled $120 million and $97 million for 2015 and 2014, respectively.